Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 648	£ 602
Pension schemes in surplus	538	313
Other receivables	227	284
Total	£ 1,413	£ 1,199